Note 2 - Going Concern (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Net loss	$ 65,333	$ (1,129,323)	$ 240,085	$ (969,996)
Increase (Decrease) in Operating Capital			416,305
Retained (deficit)	$ 8,505,413		$ 8,505,413		$ 8,265,331